Operating Leases - Narrative (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Leases 1 [Abstract]
Number of vessels bareboat charter agreements	7
Number of bareboat chartered-in vessels one year	3
Number of bareboat chartered-in vessels two years	4
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		6.00%
Minimum lease payments		$ 77,661,000
Charterhire expense		$ 4,399,000	$ 35,169,000
Daily Rate Bareboat Charter	$ 6,300
Variability of lease revenue		100.00%